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J.P. Morgan Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

January 25, 2001

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:   Rule 24f-2 Notice for J.P. Morgan Funds
      with respect to:
      J.P. Morgan Federal Money Market Fund
      J.P. Morgan Short Term Bond Fund
      J.P. Morgan Bond Fund
      J.P. Morgan International Equity Fund
      J.P. Morgan Emerging Markets Equity Fund
      J.P. Morgan Global Strategic Income Fund

       (Registration Statement File No. 033-54632)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.    Name and address of Issuer:        J.P. Morgan Funds
                                         60 State Street, Suite 1300
                                         Boston, MA  02109

2.    Name of each series or class of funds for which this notice is filed:

      J.P. Morgan Federal Money Market Fund
      J.P. Morgan Short Term Bond Fund
      J.P. Morgan Bond Fund
      J.P. Morgan International Equity Fund
      J.P. Morgan Emerging Markets Equity Fund
      J.P. Morgan Global Strategic Income Fund


3.    Investment Company Act File Number:     811-07340
      Securities Act File Number:              033-54632

4(a). Last day of fiscal year for which this notice is filed: October 31, 2000

4(b). [] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fical year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.


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Division of Investment Management
Securities and Exchange Commision
January 25, 2001
Page 2


5.    Calculation of registration fee:

      (i)      Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):        $ 8,042,137,751

      (ii)     Aggregate price of securities redeemed or
               repurchased during the fiscal year:               $ 7,515,635,880

      (iii)    Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
                ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:      $ ----

      (iv)     Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                     $ 7,515,635,880

      (v)      Net sales -- if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                  $ 526,501,871

      (vi)     Redemption credits available for use
               in future years -- if Item 5(i) is less
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                  $ ( 0 )

      (vii)    Multiplier for determining registration
               fee (see instruction C.8):                          x .000264

      (viii)   Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter "0" if no fee
               is due)
                                                                 $ 138,996.49
                                                                 ============

6.    Interest  due -- if this Form is being filed more
      than 90 days after the end of the issuer's  fiscal
      year (see Instruction D):                                 +$  0

7.    Total of the amount of the registration fee due plus
      any interest due [Item 5(vii) plus Item 6]:              = $138,996.49
                                                                ============




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Division of Investment Management
Securities and Exchange Commision
January 25, 2001
Page 3


8. Date the registration fee and any interst payment was sent to the Commission's lockbox depository: January 25, 2001

      Account Number: 0000894089

      Method of Delivery:

                         [X]     Wire Transfer
                         [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



J.P. MORGAN FUNDS



By:   /s/ Mary Jo Pace
      Mary Jo Pace
      Vice President and Assistant Secretary